Right of Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right of Use Assets, Net

	Real Estate	Transportation and Storage Assets (1)	Refining Assets	Other Assets (2)	Total
COST
As at December 31, 2021	592	1,841	161	62	2,656
Additions	—	22	1	2	25
Exchange Rate Movements and Other	7	(23)	12	10	6
As at December 31, 2022	599	1,840	174	74	2,687
Acquisitions (Note 5) (3)	1	24	8	—	33
Additions	1	56	—	—	57
Divestitures (Note 5) (3)	—	—	(19)	—	(19)
Exchange Rate Movements and Other	(13)	44	(2)	(4)	25
As at December 31, 2023	588	1,964	161	70	2,783

ACCUMULATED DEPRECIATION
As at December 31, 2021	92	520	33	1	646
Depreciation	36	226	21	14	297
Exchange Rate Movements and Other	(1)	(101)	4	(3)	(101)
As at December 31, 2022	127	645	58	12	842
Depreciation	36	223	22	12	293
Divestitures (Note 5) (3)	—	—	(12)	—	(12)
Exchange Rate Movements and Other	(7)	(5)	(3)	(5)	(20)
As at December 31, 2023	156	863	65	19	1,103

CARRYING VALUE
As at December 31, 2022	472	1,195	116	62	1,845
As at December 31, 2023	432	1,101	96	51	1,680
(1)Includes railcars, barges, vessels, pipelines, caverns and storage tanks.
(2)Includes assets in the commercial fuels business, fleet vehicles and other equipment.
(3)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s ROU assets was $7 million.